Summary of Unaudited Pro Forma Information (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2009 Tp Corporation Limited	Dec. 31, 2010 VanceInfo Financial Service Limited	Dec. 31, 2009 VanceInfo Financial Service Limited	Dec. 31, 2011 Lifewood	Dec. 31, 2010 Lifewood	Dec. 31, 2011 VanceInfo Technology Australia Pty Ltd	Dec. 31, 2010 VanceInfo Technology Australia Pty Ltd	Dec. 31, 2010 Beijing Viatt Information Technology Co Ltd	Dec. 31, 2011 Beijing Data Pioneer Technology Co Ltd	Dec. 31, 2010 Beijing Data Pioneer Technology Co Ltd
Business acquisition pro forma information
Pro forma net revenues	$ 151,068	$ 214,717	$ 151,308	$ 283,857	$ 216,296	$ 283,622	$ 211,815	$ 212,682	$ 284,399	$ 214,310
Pro forma net income	$ 21,869	$ 30,383	$ 21,720	$ 21,979	$ 29,046	$ 21,825	$ 29,844	$ 29,511	$ 21,875	$ 29,880
Pro forma net income per ordinary share-basic	$ 0.57	$ 0.75	$ 0.57	$ 0.51	$ 0.72	$ 0.51	$ 0.74	$ 0.73	$ 0.51	$ 0.74
Pro forma net income per ordinary share-diluted	$ 0.53	$ 0.70	$ 0.52	$ 0.49	$ 0.67	$ 0.48	$ 0.69	$ 0.68	$ 0.48	$ 0.69